Victory New York Bond Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%		2.34%
Lipper New York Municipal Debt Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.75%	0.61%		2.19%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.53%	0.65%		1.94%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.53%	0.65%		1.94%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.97%	1.23%		2.24%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.50%	0.64%	1.19%

[1]	Inception date of Institutional Shares is June 29, 2020.